VIA EDGAR

November 30, 2010

Securities and Exchange Commission
Document Control
100 F Street, N.E.
Washington, D.C.  20549

RE:	Old Mutual Funds I
1933 Act File No. 333-116057
1940 Act File No. 811-21587
CIK No. 0001292278
Rule 497(j) certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on November 23, 2010 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments regarding this filing, please contact the undersigned at 720-200-7736.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills